Nationwide Life Insurance Company:
o        Nationwide Variable Account-4


                Prospectus supplement dated November 29, 2005 to
                          Prospectus dated May 1, 2005
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THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE
READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.
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1. EFFECTIVE IMMEDIATELY, THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT SUBJECT
   TO SHORT TERM TRADING FEES:

      Rydex Variable Trust

          o    Core Equity Fund
          o    Absolute Return Strategies Fund
          o    Hedged Equity Fund